SEGMENTED INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Silver	$ 16,570,000	$ 3,421,000
Gold	25,875,000	4,344,000
Copper	10,258,000	5,566,000
Penalties, Treatment Costs And Refining Charges	(8,516,000)	(2,103,000)
Total Revenue From Mining Operations	$ 44,187,000	$ 11,228,000